Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Tables) [Abstract]
Future minimum lease payments due under operating and capital leases

At December 31, 2012, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2013	$11,046	$73,562
2014	11,267	1,219
2015	11,072	8,984
2016	11,168	559
2017	11,180	559
Thereafter	644,257	970
Totals	$699,990	$85,853

(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $186,343,000 and accumulated depreciation of $8,639,000 are recorded in real property.